Income Taxes (Details) - USD ($)			12 Months Ended
	Aug. 16, 2022	Dec. 31, 2017	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Corporate income tax	15.00%
Percentage of excise tax	1.00%
Effective tax rates			17.22%		37.48%		17.48%
Net operating loss carryforwards of federal tax		$ 19,630,000	$ 19,630,000
Net operating loss carryforwards of state tax		$ 4,670,000	4,670,000
Utilization of taxable income		80.00%
Uncertain tax positions
Income tax penalties and interest accrued
U.S. federal income tax			$ 2,183,284		$ (665,929)		$ 1,043,451
Arisz Acquisition Corp. [Member]
Income Taxes [Line Items]
Effective tax rates				28.82%		(42.72%)
Changes in the valuation allowance				$ 101,410		$ 20,294
U.S. federal income tax				$ 492,735		$ 76,625